USAA MUTUAL FUNDS TRUST

USAA Cornerstone Moderately Conservative Fund

USAA Cornerstone Aggressive Fund

USAA Cornerstone Conservative Fund

USAA Cornerstone Equity Fund

USAA Cornerstone Moderate Fund

USAA Cornerstone Moderately Aggressive Fund

Supplement dated October 15, 2021

to the Statutory Prospectus ("Prospectus") dated October 1, 2021

Effective October 15, 2021, Lela Dunlap has been added as an associate portfolio manager to the above-referenced funds. Therefore, the table under Portfolio Managers on pages 8,18, 29, 40, 51, and 58 of the Funds' Prospectus is amended to include Ms. Dunlap as follows:

	Title	Tenure with the Fund
Lela Dunlap, CFA	Associate Portfolio Manager, VictoryShares and Solutions	Since October 2021

Under the section titled Portfolio Management on pages 82-83 of the Funds' Prospectus, the following disclosure has been added after the first full paragraph at the top of page 83:

Lela Dunlap, CFA, Associate Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since October 2021. Ms. Dunlap has 14 years of investment management experience, five years of which were with AMCO, which was acquired by the Adviser's parent company in 2019. She holds the CFA designation and is a member of the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

10.1.STATPRO-SUP(1021)

USAA MUTUAL FUNDS TRUST

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Supplement dated October 15, 2021

to the Statutory Prospectus ("Prospectus") dated May 1, 2021

Effective October 15, 2021, Lela Dunlap has been added as an associate portfolio manager to the above-referenced funds. Therefore, the table under Portfolio Managers on pages 7,16, 24, 32, and 40 of the Funds' Prospectus is amended to include Ms. Dunlap as follows:

	Title	Tenure with the Fund
Lela Dunlap, CFA	Associate Portfolio Manager, VictoryShares and Solutions	Since October 2021

Under the section titled Portfolio Management on pages 62-63 of the Funds' Prospectus, the following disclosure has been added after the end of the first paragraph at the top of page 63:

Lela Dunlap, CFA, Associate Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since October 2021. Ms. Dunlap has 14 years of investment management experience, five years of which were with AMCO, which was acquired by the Adviser's parent company in 2019. She holds the CFA designation and is a member of the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

5.1.STATPRO-SUP(1021)

USAA MUTUAL FUNDS TRUST

USAA Cornerstone Moderately Conservative Fund

USAA Cornerstone Aggressive Fund

USAA Cornerstone Conservative Fund

USAA Cornerstone Equity Fund

USAA Cornerstone Moderate Fund

USAA Cornerstone Moderately Aggressive Fund

USAA Emerging Markets Fund

USAA Government Securities Fund

USAA Growth and Tax Strategy Fund

USAA International Fund

USAA Managed Allocation Fund

USAA Precious Metals and Minerals Fund

USAA Sustainable World Fund

USAA Treasury Money Market Trust

Supplement dated October 15, 2021

to the Statement of Additional Information ("SAI") dated October 1, 2021

Information referencing Ms. Dunlap has been added under the Victory Solutions subsection under the section titled Portfolio Manager Disclosure of the SAI to reflect the following as of September 30, 2021:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)

Lela	12/$10,599.23	0/$0	0/$0	0/$0	0/$0	0/$0
Dunlap

Portfolio Ownership: As of September 30, 2021, Ms. Dunlap beneficially owned shares of the USAA Cornerstone Moderately Aggressive Fund in the range amount of $1 - $10,000; and no shares of any other USAA Cornerstone Funds.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

10.1SAI-SUP(1021)

USAA MUTUAL FUNDS TRUST

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Supplement dated October 15, 2021

to the Statement of Additional Information ("SAI")

dated May 1, 2021, as Supplemented

Information referencing Ms. Dunlap has been added under the Victory Solutions subsection under the section titled Portfolio Manager Disclosure of the SAI to reflect the following as of September 30, 2021:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)

Lela	12/$10,599.23	0/$0	0/$0	0/$0	0/$0	0/$0
Dunlap

Portfolio Ownership: As of September 30, 2021, Ms. Dunlap beneficially owned no shares of any of the USAA Target Retirement Funds.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

10.1SAI-SUP(1021)